Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
High Value Properties, Threshold	$ 1
Loans by Loan to Value [Abstract]
Loans	916,559	[1]	$ 862,551	[1]	$ 822,286	$ 798,351	$ 769,631
Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	19,259		21,813
Loans	326,873		325,103
Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
0-60%	125,363		111,322
60.01-80%	108,584		103,763
80.01-100%	34,150		39,174
100.01-120%	10,025		13,387
Greater than 120%	5,116		6,914
No LTV/CLTV available	2,023		2,462
Government insured/guaranteed loans	22,353		26,268
Loans, excluding Purchased Credit Impaired Loans	307,614		303,290
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	273,869		265,386		258,507	249,912	229,408
Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
0-60%	109,558		95,719
60.01-80%	92,005		86,112
80.01-100%	22,765		25,170
100.01-120%	4,480		6,133
Greater than 120%	2,065		2,856
No LTV/CLTV available	1,453		1,416
Government insured/guaranteed loans	22,353		26,268
Loans, excluding Purchased Credit Impaired Loans	254,679		243,674
Current-29 DPD and still accruing	225,195		208,642
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Loans	53,004		59,717		65,950	75,503	86,041
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
0-60%	15,805		15,603
60.01-80%	16,579		17,651
80.01-100%	11,385		14,004
100.01-120%	5,545		7,254
Greater than 120%	3,051		4,058
No LTV/CLTV available	570		1,046
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	52,935		59,616
Current-29 DPD and still accruing	51,778		58,182
Credit Card Receivable [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
Loans	34,039		31,119		26,882	24,651	22,905
Credit Card Receivable [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	34,039		31,119
Current-29 DPD and still accruing	33,208		30,356
Automobile Loan [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
Loans	59,966		55,740		50,808	45,998	43,508
Automobile Loan [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	59,966		55,740
Current-29 DPD and still accruing	58,503		54,365
Consumer Loan [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
Loans	39,098		35,763		$ 43,049	$ 42,473	$ 43,060
Consumer Loan [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value [Abstract]
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	39,098		35,763
Current-29 DPD and still accruing	38,690		35,356
PCI Loans Carrying Value [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	19,971		23,320
Current-29 DPD and still accruing	19,971		23,320
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	19,259		21,813
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	19,190		21,712
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	69		101
PCI Loans Carrying Value [Member] | Credit Card Receivable [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Consumer Loan [Member]
Loans by Loan to Value [Abstract]
Total PCI loans (carrying value)	$ 0		$ 0

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.